COMMITMENTS (Detail) R$ in Thousands, MMBTU in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$) MMBTU	Dec. 31, 2021	Dec. 31, 2020	May 27, 2020 BRL (R$)
Natural gas distribution [member]
Disclosure of detailed information about commitments [line items]
Financial commitment in an estimated present value	R$ 12,964,677
Comgas [member]
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	2,000,000
Obligations of estimated investments for sub-concession contracts	3,000,000
Rumo Malha Paulista S.A. [member]
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	6,100,000			R$ 6,100,000
Obligations of estimated investments for sub-concession contracts	R$ 3,000,000
Percentage of physical execution	16.00%
Malha Central S.A. [member]
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	R$ 645,573
Percentage of physical execution	76.00%	65.00%	56.00%
Malha Central S.A. [member] | Bottom of range [member]
Disclosure of detailed information about commitments [line items]
Contractual fixed term	1 year
Malha Central S.A. [member] | Top of range [member]
Disclosure of detailed information about commitments [line items]
Contractual fixed term	3 years
Compass Gas e Energia [Member] | Natural gas distribution [member]
Disclosure of detailed information about commitments [line items]
Contractual fixed term	10 years
Supply capacity committed | MMBTU	120